SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.28%

Diversified REITs 3.20%
American Assets Trust, Inc.	8,400	$385,224
Lexington Realty Trust	2,700	24,462
Liberty Property Trust	9,550	462,411
STORE Capital Corporation	3,780	126,630
VEREIT, Inc.	5,000	41,850
WP Carey, Inc.	23,500	1,840,755
		2,881,332
Energy 4.08%
Cheniere Energy Partners LP	7,100	297,703
Enterprise Products Partners LP	48,677	1,416,501
Exxon Mobil Corporation	750	60,600
Kinder Morgan, Inc.	3,500	70,035
Magellan Midstream Partners LP	8,200	497,166
Marathon Petroleum Corporation	3,009	180,089
MPLX LP	12,386	407,375
Parsley Energy, Inc., Class A(a)	500	9,650
Phillips 66	1,750	166,547
Valero Energy Corporation	2,100	178,143
Western Midstream Partners LP	12,475	391,216
		3,675,025
Health Care REITs 3.85%
Global Medical REIT, Inc.	15,000	147,300
HCP, Inc.	14,018	438,763
Healthcare Trust of America, Inc., Class A	5,000	142,950
Omega Healthcare Investors, Inc.	1,000	38,150
Senior Housing Properties Trust	2,900	34,162
Ventas, Inc.	12,650	807,197
Welltower, Inc.	23,900	1,854,640
		3,463,162
Hotel & Resort REITs 8.13%
Apple Hospitality REIT, Inc.	72,710	1,185,173
Ashford Hospitality Trust, Inc.	54,950	261,013

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Hotel & Resort REITs (cont.)
Braemar Hotels & Resorts, Inc.	17,400	$212,454
DiamondRock Hospitality Company	198,647	2,151,347
Hersha Hospitality Trust	25,000	428,500
Pebblebrook Hotel Trust	49,381	1,533,774
RLJ Lodging Trust	68,634	1,205,899
Sotherly Hotels, Inc.	49,000	333,690
		7,311,850
Industrial REITs 9.76%
Prologis, Inc.	95,538	6,873,959
STAG Industrial, Inc.	25,500	756,075
Terreno Realty Corporation	27,375	1,150,845
		8,780,879
Mortgage REITs 2.46%
Blackstone Mortgage Trust, Inc.	28,200	974,592
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,767	404,266
Starwood Property Trust, Inc.	37,550	839,242
		2,218,100
Office REITs 9.32%
Alexandria Real Estate Equities, Inc.	5,300	755,568
Boston Properties, Inc.	13,400	1,793,992
City Office REIT, Inc.	108,058	1,222,136
Hudson Pacific Properties, Inc.	47,600	1,638,392
Kilroy Realty Corporation	17,915	1,360,823
SL Green Realty Corporation	14,500	1,303,840
Vornado Realty Trust	4,600	310,224
		8,384,975
Real Estate Operating Companies 0.16%
Brookfield Property Partners, LP	7,000	143,990

Residential REITs 24.43%
American Campus Communities, Inc.	3,650	173,667
Apartment Investment & Management Co., Class A	43,300	2,177,557
AvalonBay Communities, Inc.	13,640	2,737,957

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Residential REITs (cont.)
Camden Property Trust	15,350	$1,558,025
Equity LifeStyle Properties, Inc.	21,250	2,428,875
Equity Residential	34,815	2,622,266
Essex Property Trust, Inc.	10,036	2,902,813
Mid-America Apartment Communities, Inc.	15,222	1,664,221
Sun Communities, Inc.	26,100	3,093,372
UDR, Inc.	57,756	2,625,588
		21,984,341
Retail REITs 7.65%
Brixmor Property Group, Inc.	19,475	357,756
Federal Realty Investment Trust	12,575	1,733,464
Kimco Realty Corporation	41,319	764,401
Realty Income Corporation	11,280	829,757
Regency Centers Corporation	17,100	1,154,079
Simon Property Group, Inc.(b)	10,700	1,949,647
Spirit MTA REIT	1,140	7,399
Spirit Realty Capital, Inc.	2,280	90,584
		6,887,087
Specialized REITs 23.24%
American Tower Corporation	2,500	492,650
CoreSite Realty Corporation	36,150	3,868,773
Crown Castle International Corporation	2,100	268,800
CubeSmart	18,000	576,720
CyrusOne, Inc.	40,950	2,147,418
Digital Realty Trust, Inc.	46,831	5,572,889
Equinix, Inc.	5,075	2,299,787
Extra Space Storage, Inc.	13,395	1,365,084
Gaming and Leisure Properties, Inc.	1,000	38,570
Life Storage, Inc.	13,850	1,347,190
QTS Realty Trust, Inc., Class A	64,850	2,917,602
Weyerhaeuser Company	500	13,170
		20,908,653

Total Common Stocks (Cost $59,600,465)		86,639,394

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Preferred Stocks 3.30%
Financial Exchanges & Data 0.16%
Arch Capital Group Ltd., Series E, 5.25%	2,000	$46,080
Arch Capital Group Ltd., Series F, 5.45%	2,000	48,480
Carlyle Group LP (The), Series A, 5.88%	2,000	45,780
		140,340
Hotel & Resort REITs 0.70%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	138,960
Hersha Hospitality Trust, Series D, 6.50%	5,000	114,450
Hersha Hospitality Trust, Series E, 6.50%	5,000	119,400
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	62,250
Sotherly Hotels, Inc., Series B, 8.00%	6,000	149,640
Sotherly Hotels, Inc., Series C, 7.88%	2,000	49,940
		634,640
Office REITs 0.06%
Vornado Realty Trust, Series M, 5.25%	2,500	58,625

Residential REITs 0.14%
American Homes 4 Rent, Series G, 5.88%	2,000	49,700
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	72,600
		122,300
Retail REITs 1.32%
Federal Realty Investment Trust, Series C, 5.00%	6,500	153,920
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	95,960
National Retail Properties, Inc., Series E, 5.70%	26,364	666,218
National Retail Properties, Inc., Series F, 5.20%	11,000	266,750
		1,182,848
Specialized REITs 0.87%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	149,880
Digital Realty Trust, Inc., Series I, 6.35%	11,018	285,366

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Specialized REITs (cont.)
Digital Realty Trust, Inc., Series J, 5.25%	4,000	$94,720
Public Storage, Series Z, 6.00%	6,000	151,740
QTS Realty Trust, Inc., 7.13%	4,000	100,800
		782,506
Water Utilities 0.05%
Entergy Louisiana LLC, 4.88%	2,000	50,060

Total Preferred Stocks (Cost $3,004,944)		2,971,319

	Principal Amount
Municipal Bonds 0.21%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	183,845

Total Municipal Bonds (Cost $164,488)		183,845

Total Investments — 99.79% (Cost $62,769,897)		89,794,558
Other Assets in Excess of Liabilities — 0.21%		191,649
NET ASSETS - 100.00%		$89,986,207

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written call options.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF WRITTEN OPTIONS | MARCH 31, 2019 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
Simon Property Group, Inc. (a)	(10)	$(182,210)	$185.00	April 2019	$(1,400)
Total Written Call Options— (0.00)%
(Premiums Received $1,150)					$(1,400)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.64%

Communication Services 4.94%
AT&T, Inc.	22,250	$697,760
CBS Corporation, Class B	3,950	187,744
Comcast Corporation, Class A	30,000	1,199,400
Verizon Communications, Inc.	19,940	1,179,052
Walt Disney Company (The)	14,200	1,576,626
		4,840,582
Consumer Discretionary 6.43%
D.R. Horton, Inc.	7,550	312,419
Home Depot, Inc. (The)	13,650	2,619,299
Lennar Corporation, Class A	5,500	269,995
McDonald's Corporation	7,930	1,505,907
MGM Resorts International	6,600	169,356
Ross Stores, Inc.	6,000	558,600
Royal Caribbean Cruises Ltd.	600	68,772
Target Corporation	5,750	461,495
TJX Companies, Inc. (The)	6,400	340,544
		6,306,387
Consumer Staples 5.33%
Altria Group, Inc.	13,350	766,690
Coca-Cola Company (The)	13,600	637,296
Colgate-Palmolive Company	2,500	171,350
Conagra Brands, Inc.	7,100	196,954
Constellation Brands, Inc., Class A	150	26,300
Costco Wholesale Corporation	2,951	714,555
Lamb Weston Holdings, Inc.	4,800	359,712
PepsiCo, Inc.	2,400	294,120
Philip Morris International, Inc.	7,350	649,666
Procter & Gamble Company (The)	4,700	489,035
Walmart, Inc.	9,484	924,975
		5,230,653

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Energy 4.59%
Chevron Corporation	8,260	$1,017,467
ConocoPhillips	8,550	570,627
Devon Energy Corporation	3,000	94,680
EOG Resources, Inc.	8,700	828,066
Exxon Mobil Corporation	8,850	715,080
Kinder Morgan, Inc.	1,000	20,010
Marathon Petroleum Corporation	3,416	204,448
Valero Energy Corporation	12,350	1,047,650
		4,498,028
Financials 13.15%
American Express Company	10,000	1,093,000
Bank of America Corporation	46,300	1,277,417
BankUnited, Inc.	15,350	512,690
Blackstone Group, LP (The)	16,700	583,999
Carlyle Group LP (The)	20,950	382,966
Citigroup, Inc.	12,800	796,416
CME Group, Inc.	3,675	604,832
Fifth Third Bancorp	15,400	388,388
Goldman Sachs Group, Inc. (The)	4,215	809,238
Hartford Financial Services Group, Inc. (The)	15,000	745,800
Huntington Bancshares, Inc.	34,750	440,630
JPMorgan Chase & Company	16,242	1,644,178
KeyCorp	34,575	544,556
Lazard Ltd., Class A	11,875	429,162
M&T Bank Corporation	2,200	345,444
Prudential Financial, Inc.	4,500	413,460
SVB Financial Group(a)	5,003	1,112,467
Travelers Companies, Inc. (The)	1,400	192,024
U.S. Bancorp	12,000	578,280
		12,894,947
Health Care 12.40%
AbbVie, Inc.	5,300	427,127
Allergan plc	3,300	483,153
Amgen, Inc.	3,250	617,435
Bristol-Myers Squibb Company	14,000	667,940

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care (cont.)
Centene Corporation(a)	7,600	$403,560
CVS Health Corporation	2,961	159,687
Edwards LifeSciences Corporation(a)	1,000	191,330
Gilead Sciences, Inc.	5,300	344,553
Humana, Inc.	2,800	744,800
Johnson & Johnson	8,860	1,238,539
McKesson Corporation	2,250	263,385
Medtronic plc	7,469	680,277
Merck & Company, Inc.	13,100	1,089,527
Pfizer, Inc.	16,900	717,743
Quest Diagnostics, Inc.	4,500	404,640
Thermo Fisher Scientific, Inc.	2,700	739,044
UnitedHealth Group, Inc.	9,550	2,361,333
Vertex Pharmaceuticals, Inc.(a)	3,400	625,430
		12,159,503
Industrials 11.69%
3M Company	5,400	1,122,012
American Airlines Group, Inc.	1,000	31,760
Boeing Company (The)(b)	4,605	1,756,439
Caterpillar, Inc.	10,075	1,365,062
CSX Corporation	23,025	1,722,730
Cummins, Inc.	1,100	173,657
Deere & Company	5,750	919,080
FedEx Corporation	7,035	1,276,219
Honeywell International, Inc.	4,750	754,870
Johnson Controls International plc	8,253	304,866
Masco Corporation	11,500	452,065
United Technologies Corporation	3,500	451,115
Waste Connections, Inc.	12,825	1,136,167
		11,466,042
Information Technology 31.05%
Accenture plc, Class A	6,950	1,223,339
Adobe, Inc.(a)	4,150	1,105,933
Apple, Inc.	20,450	3,884,478
Applied Materials, Inc.	20,170	799,942

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Information Technology (cont.)
Box, Inc., Class A(a)	7,200	$139,032
Cisco Systems, Inc.	39,150	2,113,708
Cognizant Technology Solutions Corporation, Class A	8,450	612,203
Corning, Inc.	20,100	665,310
Dell Technologies, Inc.(a)	3,624	212,693
DXC Technology Company	3,528	226,886
Fiserv, Inc.(a)	1,500	132,420
Hewlett Packard Enterprise Company	14,300	220,649
HP, Inc.	27,400	532,382
Intel Corporation	11,400	612,180
International Business Machines Corporation	3,208	452,649
Mastercard, Inc., Class A	7,400	1,742,330
Microchip Technology, Inc.	2,050	170,068
Microsoft Corporation	34,359	4,052,300
NetApp, Inc.	5,600	388,304
NVIDIA Corporation	6,798	1,220,649
Oracle Corporation	32,075	1,722,748
Paychex, Inc.	8,850	709,770
Perspecta, Inc.	764	15,448
QUALCOMM, Inc.	7,200	410,616
Symantec Corporation	26,200	602,338
Texas Instruments, Inc.	15,425	1,636,130
Visa, Inc., Class A	18,500	2,889,515
Workday, Inc., Class A(a)	10,125	1,952,606
		30,446,626
Materials 1.73%
AdvanSix, Inc.(a)	4,448	127,079
CF Industries Holdings, Inc.	7,700	314,776
DowDuPont, Inc.	22,752	1,212,909
International Paper Company	500	23,135
WestRock Company	500	19,175
		1,697,074

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 4.20%
Alexandria Real Estate Equities, Inc.	1,650	$235,224
American Tower Corporation	850	167,501
Apple Hospitality REIT, Inc.	6,550	106,765
Brixmor Property Group, Inc.	8,000	146,960
CoreSite Realty Corporation	550	58,861
Crown Castle International Corporation	1,700	217,600
CyrusOne, Inc.	8,350	437,874
DiamondRock Hospitality Company	7,500	81,225
Digital Realty Trust, Inc.	2,200	261,800
Equinix, Inc.	1,150	521,134
Essex Property Trust, Inc.	300	86,772
Pebblebrook Hotel Trust	2,000	62,120
Prologis, Inc.	6,200	446,090
QTS Realty Trust, Inc., Class A	9,950	447,650
Realty Income Corporation	1,500	110,340
Simon Property Group, Inc.	250	45,553
Sun Communities, Inc.	3,900	462,228
Terreno Realty Corporation	2,500	105,100
Welltower, Inc.	1,500	116,400
		4,117,197
Utilities 2.13%
AES Corporation	8,000	144,640
American Electric Power Company, Inc.	1,750	146,562
Edison International	1,100	68,112
NextEra Energy, Inc.	5,600	1,082,592
WEC Energy Group, Inc.	8,200	648,456
		2,090,362

Total Common Stocks (Cost $57,195,307)		95,747,401

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Preferred Stocks 2.47%

Energy 0.27%
Callon Petroleum Company, Series A, 10.00%	5,000	$264,100

Financials 1.45%
AGNC Investment Corporation, Series B, 7.75%	6,000	151,500
American Financial Group, Inc., 6.00%	5,300	137,111
Ares Management Corporation, Series A, 7.00%	2,500	65,500
Bank Of America Corporation, Series EE, 6.00%	2,500	64,800
Bank of America Corporation, Series GG, 6.00%	4,000	106,120
Bank of America Corporation, Series HH, 5.875%	2,000	51,840
Bank of America Corporation, Series W, 6.63%	2,000	51,100
Capital One Financial Corporation, Series D, 6.70%	2,000	51,260
Carlyle Group LP (The), Series A, 5.88%	3,000	68,670
Charles Schwab Corporation (the), Series C, 6.00%	2,000	52,060
Hancock Holding Company, 5.95%	2,500	65,425
JPMorgan Chase & Co., Series EE, 6.00%	2,000	52,940
KKR & Company LP, Series B, 6.50%	2,000	52,820
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	172,340
Prospect Capital Corporation, 6.25%	4,000	100,720
Prudential Financial, Inc., 5.63%	2,000	51,400
Torchmark Corporation, 6.13%	5,000	132,550
		1,428,156
Information Technology 0.11%
eBay, Inc., 6.00%	4,000	105,040

Real Estate Investment Trusts 0.35%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	51,220
Digital Realty Trust, Inc., Series H, 7.38%	5,000	124,900
Digital Realty Trust, Inc., Series I, 6.35%	2,500	64,750
QTS Realty Trust, Inc., 7.13%	4,000	100,800
		341,670

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Telecommunication Services 0.29%
Qwest Corporation, 7.00%	2,500	$65,000
Telephone & Data Systems, Inc., 7.00%	4,000	99,720
United States Cellular Corporation, 7.25%	2,000	52,540
United States Cellular Corporation, 7.25%	2,500	65,950
		283,210

Total Preferred Stocks (Cost $2,335,547)		2,422,176

Money Market Funds 0.09%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.34%(c)	87,920	87,920

Total Money Market Funds (Cost $87,920)		87,920

Total Investments — 100.20% (Cost $59,618,774)		98,257,497
Liabilities in Excess of Other Assets — (0.20)%		(192,190)
NET ASSETS - 100.00%		$98,065,307

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2019.

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF WRITTEN OPTIONS | MARCH 31, 2019 (UNAUDITED)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
Boeing Company (The) (a)	(10)	$(381,420)	$480.00	April 2019	$(10)
Total Written Call Options— (0.00)%
(Premiums Received $900)					$(10)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 99.00%

Alaska 0.96%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.25%, 12/1/2040	$85,000	$86,859
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	85,000	86,953
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	499,990
		673,802
Arizona 1.16%
Arizona Health Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2028	100,000	100,692
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	609,525
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2028	100,000	102,543
		812,760
California 4.25%
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	145,330
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	726,000
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	104,161
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 8/1/2019 @ 100, 5.50%, 8/1/2022	250,000	253,522
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2026	50,000	50,643
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	538,655
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	154,940
State of California, General Obligation Unlimited, 6.00%, 4/1/2038	65,000	65,050

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California (cont.)
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	$250,000	$295,595
State of California, General Obligation Unlimited, 6.00%, 4/1/2038	35,000	35,000
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	189,949
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	264,357
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2020	20,000	20,237
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2028	140,000	141,665
		2,985,104
Colorado 0.15%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	100,000	102,561

Connecticut 10.65%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	259,599
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	250,870
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	221,321
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	210,000	211,394
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	152,625
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	254,310
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.88%, 11/15/2046	100,000	102,210

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	$250,000	$250,390
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	25,236
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.88%, 11/15/2038	165,000	165,257
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	253,130
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	465,296
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	517,235
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	533,435
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	524,360
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	102,878
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	110,055
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	286,760
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	255,050
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	103,419
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	105,001

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	$250,000	$275,482
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	487,315
State of Connecticut, General Obligation Unlimited, Callable 4/15/2022 @ 100, 5.00%, 6/15/2024	250,000	286,265
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	581,610
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	105,156
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	258,785
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	274,872
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	50,000	51,242
		7,470,558
District of Columbia 1.57%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	338,829
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	297,718
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	175,737
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	291,218
		1,103,502
Florida 8.93%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	161,202
Citizens Property Insurance Corporation, Miscellaneous Purposes, Revenue Bonds, 4.75%, 6/1/2020	150,000	155,353
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	130,382

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	$105,000	$109,601
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,141,430
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, (OID), 5.75%, 6/1/2039	110,000	110,761
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	167,829
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	262,157
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	105,457
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	139,836
Florida Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 7/1/2019 @ 100, 5.00%, 7/1/2039	55,000	55,314
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	107,744
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	108,503
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	546,985
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	210,370
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,011
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,140
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	120,895

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	$35,000	$36,931
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	323,963
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	400,000	420,268
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/1/2019	160,000	162,962
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	48,614
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,070,830
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	108,623
		6,266,161
Georgia 2.06%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	258,547
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	338,471
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), Callable 11/1/2019 @ 100, 5.38%, 11/1/2039	85,000	86,746
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/1/2039	165,000	168,729
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/1/2022	150,000	165,374
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	104,353
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	53,672

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Georgia (cont.)
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	$250,000	$267,243
		1,443,135
Hawaii 0.06%
Hawai'i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), 5.75%, 7/1/2040	40,000	42,087

Illinois 1.05%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	108,196
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 6/1/2019	250,000	251,382
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	273,410
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	106,431
		739,419
Indiana 3.21%
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), Callable 5/1/2019 @ 100, 5.75%, 5/1/2031	20,000	20,067
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, (OID), 5.75%, 5/1/2031	95,000	95,316
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,137,040
		2,252,423
Iowa 0.43%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	301,458

Kansas 0.05%
Kansas Development Finance Authority, Revenue Bonds, Callable 1/1/2020 @ 100, 5.00%, 1/1/2035	35,000	35,792

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Kentucky 0.48%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	$325,000	$339,242

Louisiana 1.25%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	109,949
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	513,385
Louisiana Public Facilities Authority Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 6.00%, 7/1/2029	250,000	252,630
		875,964
Maine 1.40%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	506,045
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	101,457
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	101,454
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	105,000	109,130
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	101,600
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 11/15/2022 @ 100, 5.00%, 7/1/2026	50,000	59,374
		979,060
Maryland 0.59%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.63%, 5/15/2035	60,000	62,066
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	349,533
		411,599

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts 3.39%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.20%, 1/1/2027	$55,000	$56,076
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.25%, 1/1/2029	20,000	20,390
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	135,199
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	126,454
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	257,757
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	574,747
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	253,547
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	202,360
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	250,000	252,818
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 5.13%, 12/1/2039	100,000	100,433
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 6/1/2019 @ 100, 4.85%, 12/1/2029	100,000	100,494
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	175,000	181,730
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	119,500
		2,381,505
Michigan 4.27%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,005
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	108,425

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Michigan (cont.)
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	$750,000	$809,378
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	734,246
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, OID), 6.00%, 6/1/2048	595,000	594,994
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 6/1/2019 @ 100, 6.88%, 6/1/2042	250,000	250,073
		2,997,121
Mississippi 0.36%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	250,000	255,180

Missouri 1.37%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.88%, 10/1/2036	275,000	278,880
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	101,783
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 4.00%, 11/15/2045	500,000	518,380
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 9/1/2019 @ 100, 4.70%, 3/1/2035	65,000	65,630
		964,673
Nebraska 0.39%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	250,000	272,060

Nevada 1.15%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2019 @ 100, 5.50%, 6/1/2028	5,000	5,012

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nevada (cont.)
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	$15,000	$15,120
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	785,652
		805,784
New Hampshire 0.15%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, (FHA), 6.25%, 4/1/2026	100,000	102,319

New Jersey 6.47%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	137,015
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), Callable 11/1/2020 @ 100, 5.75%, 11/1/2030	250,000	266,085
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	179,483
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	441,092
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	320,145
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	102,550
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	279,625
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2027	15,000	15,042
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	219,670
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2028	115,000	117,522
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	68,094

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2032	$100,000	$102,034
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	507,975
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	177,966
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 4/1/2019 @ 100, 5.00%, 10/1/2034	65,000	65,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	159,124
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	158,819
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	231,042
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	221,966
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	260,470
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	253,660
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	253,155
		4,537,534
New Mexico 1.22%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	512,915
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	112,754
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	155,000	157,091

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Mexico (cont.)
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	$75,000	$76,875
		859,635
New York 21.08%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	101,866
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,702
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	201,284
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	58,386
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	296,770
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	298,843
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	307,170
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	116,837
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	152,019
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	299,035
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	109,689
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	269,462
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	257,462
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 5/1/2041	250,000	250,680

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	$150,000	$155,422
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 3/16/2020 @ 100, 4.90%, 11/1/2040	250,000	254,102
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 11/1/2019 @ 100, 4.95%, 5/1/2047	500,000	504,510
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.60%, 11/1/2029	100,000	100,252
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	257,282
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.75%, 11/1/2029	100,000	100,264
New York City Housing Development Corporation, Refunding Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 5/1/2036	250,000	250,670
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	260,713
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	155,071
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	252,078
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	146,061
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,507,395
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,109
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,241

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 6.50%, 1/1/2046	$650,000	$652,301
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	293,640
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	294,508
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	117,008
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	114,225
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	29,764
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	107,964
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	108,345
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	250,000	269,205
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	120,472
New York Liberty Development Corporation, Refunding Revenue Bonds, Callable 1/15/2020 @ 100, 5.63%, 7/15/2047	250,000	257,782
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	285,681
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	107,898
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,181
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	103,903

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	$165,000	$182,287
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	167,939
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	437,922
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	43,394
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.85%, 11/1/2041	205,000	205,558
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 4.80%, 11/1/2034	250,000	250,670
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	101,887
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2019 @ 100, 5.00%, 11/1/2045	150,000	150,426
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	513,215
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	205,038
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	105,953
New York State Urban Development Corporation, Public Improvements, Revenue Bonds, 5.00%, 3/15/2020	100,000	103,327
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	297,408
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	307,863
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,017,300
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	115,518

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	$100,000	$121,343
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	357,963
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	54,471
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	292,068
		14,788,802
North Carolina 0.32%
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	107,987
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	114,440
		222,427
North Dakota 0.15%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	102,733

Ohio 1.08%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, 6.50%, 6/1/2047	80,000	80,185
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2042	420,000	417,522
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	170,973
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	88,595
		757,275
Oklahoma 0.37%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	256,962

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Oregon 0.49%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	$100,000	$104,343
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,240
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2039	200,000	203,912
		346,495
Pennsylvania 3.85%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	564,755
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), 5.25%, 8/1/2026	135,000	141,715
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	103,760
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	103,271
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	100,175
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	102,024
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	117,860
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	224,996
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	147,700
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	547,685
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	188,758
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, (OID), 6.50%, 4/1/2039	100,000	100,000

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania (cont.)
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	$250,000	$261,993
		2,704,692
Puerto Rico 1.52%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	105,812
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 7/1/2019	500,000	502,715
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2031	200,000	204,282
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	251,250
		1,064,059
Rhode Island 1.97%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	80,000	80,477
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	511,590
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	237,004
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 6.35%, 12/1/2030	500,000	515,375
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	36,583
		1,381,029
South Carolina 0.07%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, (OID), 5.75%, 8/1/2039	50,000	50,688

South Dakota 0.57%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	147,726

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
South Dakota (cont.)
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	$250,000	$249,328
		397,054
Tennessee 0.60%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	112,303
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	207,240
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	101,834
		421,377
Texas 4.87%
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	538,460
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	295,405
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	523,085
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	269,993
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	255,573
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, 5.00%, 10/1/2019	120,000	121,988
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 4.75%, 10/1/2025	175,000	177,378
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	141,617
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	255,512

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.13%, 9/1/2025	$100,000	$101,342
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), 4.50%, 9/1/2019	100,000	101,161
Tarrant County Health Facilities Development Corporation, Hospital Improvements, Revenue Bonds, Callable 12/1/2019 @ 100, 5.00%, 12/1/2023	100,000	102,227
Texas A&M University, Refunding Revenue Bonds, 5.00%, 5/15/2039	100,000	103,858
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	218,396
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	212,346
		3,418,341
Utah 0.46%
University of Utah/The, University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	285,760
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,037
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	20,000	20,146
		320,943
Vermont 0.35%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	248,432

Virgin Islands 0.14%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2019 @ 100, 5.00%, 10/1/2025	100,000	97,000

Virginia 0.70%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	219,752

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Virginia (cont.)
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	$250,000	$272,510
		492,262
Washington 1.92%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,093,650
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/1/2019 @ 100, 5.00%, 11/1/2028	250,000	254,963
		1,348,613
West Virginia 0.65%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 9/1/2019	250,000	253,090
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.63%, 9/1/2032	200,000	202,676
		455,766
Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.63%, 11/1/2035	80,000	82,147

Wyoming 0.70%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 3.70%, 6/1/2039	485,000	491,674

Total Municipal Bonds (Cost $67,042,248)		69,459,209

Total Investments — 99.00% (Cost $67,042,248)		69,459,209
Other Assets in Excess of Liabilities — 1.00%		704,906
NET ASSETS - 100.00%		$70,164,115

See accompanying notes which are an integral part of these schedules of investments.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp. OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 9.53%

Communication Services 0.86%
AT&T, Inc.	18,000	$564,480
Verizon Communications, Inc.	10,000	591,300
		1,155,780
Energy 6.08%
Andeavor Logistics LP	6,405	225,840
Buckeye Partners LP	8,903	302,880
CNX Midstream Partners LP	8,500	129,285
Enbridge, Inc.	29,763	1,079,206
Energy Transfer Equity LP	64,571	992,456
EnLink Midstream, LLC	38,945	497,717
Enterprise Products Partners LP	42,400	1,233,840
Global Partners LP	7,215	141,847
Magellan Midstream Partners LP	11,700	709,371
MPLX LP	32,000	1,052,480
Plains All American Pipeline LP	3,200	78,432
Targa Resources Corporation	12,739	529,306
TC PipeLines LP	7,195	268,805
USA Compression Partners LP	8,796	137,306
Western Midstream Partners LP	24,782	777,164
		8,155,935
Financials 0.18%
Blackstone Group LP (The)	7,100	248,287

Real Estate Investment Trusts (REITs) 2.41%
Apple Hospitality REIT, Inc.	32,539	530,386
Blackstone Mortgage Trust, Inc.	11,565	399,686
City Office REIT, Inc.	20,000	226,200
DiamondRock Hospitality Company	25,953	281,071
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,353,587
Pebblebrook Hotel Trust	8,806	273,514
Spirit MTA REIT	2,000	12,980

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Spirit Realty Capital, Inc.	4,000	$158,920
		3,236,344

Total Common Stocks (Cost $12,858,585)		12,796,346

Preferred Stocks 11.83%

Financials 3.37%
American Financial Group, Inc., 6.00%	8,700	225,069
Arch Capital Group Ltd., 5.25%	20,000	460,800
Bank of America Corporation, 5.88%	8,000	207,360
Bank of New York Mellon Corporation (The), 5.20%	8,700	217,152
First Republic Bank, 5.70%	9,000	234,000
Hancock Holding Company, 5.95%	3,700	96,829
JPMorgan Chase & Co., Series EE, 6.00%	20,000	529,400
JPMorgan Chase & Company, 5.45%	4,480	114,285
JPMorgan Chase & Company, 6.30%	8,750	229,163
KKR & Co. LP, Series B, 6.50%	10,000	264,100
PNC Financial Services Group, Inc. (The), 5.38%	4,250	105,187
Prudential Financial, Inc., 5.63%	10,000	257,000
State Street Corporation, 5.25%	8,050	196,903
State Street Corporation, 5.35%	1,000	25,480
Torchmark Corporation, 6.13%	10,000	265,100
U.S. Bancorp, Series F, 6.50%	7,300	195,494
Wells Fargo & Company, 5.20%	15,850	386,264
Wells Fargo & Company, 5.70%	20,000	510,600
		4,520,186
Industrials 0.49%
Pitney Bowes, Inc., 6.70%	5,700	134,235
Stanley Black & Decker, Inc., 5.75%	20,687	529,587
		663,822

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts 5.42%
Digital Realty Trust, Inc., 6.35%	25,450	$659,155
Federal Realty Investment Trust, 5.00%	7,500	177,600
Kimco Realty Corporation, 5.50%	39,809	986,467
Kimco Realty Corporation, 5.63%	24,367	604,302
Kimco Realty Corporation, 6.00%	14,214	361,036
National Retail Properties, Inc., 5.20%	25,000	606,250
PS Business Parks, Inc., 5.20%	10,000	240,100
PS Business Parks, Inc., 5.20%	4,000	94,960
PS Business Parks, Inc., 5.25%	10,000	245,000
PS Business Parks, Inc., 5.70%	6,498	168,623
Public Storage, 4.90%	20,000	475,800
Public Storage, 4.95%	20,000	487,400
Public Storage, 5.13%	10,000	247,000
Public Storage, 5.88%	7,076	183,268
Senior Housing Properties Trust, 5.63%	26,660	617,979
SITE Centers Corp., Series J, 6.50%	9,184	237,315
Taubman Centers, Inc., 6.25%	13,046	335,282
Taubman Centers, Inc., 6.50%	9,416	243,592
Vornado Realty Trust, 5.40%	12,298	305,113
		7,276,242
Utilities 2.55%
DTE Energy Company, 5.38%	10,000	251,200
DTE Energy Company, 6.00%	20,000	546,600
Duke Energy Corporation, 5.13%	9,030	222,138
Entergy Arkansas, Inc., 4.88%	20,000	496,000
Entergy Louisiana LLC, 4.88%	10,000	250,300
Entergy Mississippi, Inc., 4.90%	30,000	747,600
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	164,753
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	251,500

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Utilities (cont.)
Southern Company, 5.25%	20,000	$501,800
		3,431,891

Total Preferred Stocks (Cost $15,873,658)		15,892,141

	Principal Amount
Collateralized Mortgage Obligations 0.13%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$36,136	31,030
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	39,066	34,229
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	112,389	112,346

Total Collateralized Mortgage Obligations (Cost $131,361)		177,605

Corporate Bonds 9.52%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	473,238
Choice Hotels International, Inc., 5.70%, 8/28/2020	200,000	206,250
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	981,371
Duke Realty LP, 4.38%, 6/15/2022	250,000	260,173
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	103,408
Exelon Generation Company LLC, 5.60%, 6/15/2042(a)(b)	400,000	379,558
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	348,583
General Electric Company, 5.00%, 12/29/2049	765,000	715,638
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	595,458
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,037,446
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	497,029
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	289,685
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,511,730
MetLife, Inc., 9.25%, 4/8/2068(a)	1,500,000	2,019,653
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,032,597
Qwest Corporation, 7.13%, 11/15/2043	1,000,000	988,112
SL Green Realty Corporation, 7.75%, 3/15/2020	1,000,000	1,042,747

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Valero Energy Corporation, 8.75%, 6/15/2030	$224,000	$302,647

Total Corporate Bonds (Cost $12,261,960)		12,785,323

Municipal Bonds 69.24%

Alabama 4.27%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	4,000,000	4,485,000
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2042	500,000	516,385
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2039	715,000	739,324
		5,740,709
Arizona 2.10%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	270,119
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,425,497
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,134,530
		2,830,146
California 4.20%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	543,562
City & County of San Francisco, CA, General Obligation Unlimited, Callable 6/1/2023 @ 100, 6.26%, 6/15/2030	450,000	571,306
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	165,000	178,020

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
California (cont.)
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation Bonds, 8.50%, 9/1/2020	$340,000	$357,758
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	402,160
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	596,425
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,158,850
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	622,115
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	624,612
University of California, University & College Improvements, Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 3.66%, 5/15/2027	250,000	262,030
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	322,640
		5,639,478
Colorado 1.09%
Adams State University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program) (OID), Callable 5/15/2019 @ 100, 6.47%, 5/15/2038	250,000	251,085
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	264,043
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	687,955
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	260,400
		1,463,483
Connecticut 0.64%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	522,210

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.85%, 3/15/2032	$280,000	$339,259
		861,469
Florida 4.45%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	206,748
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	100,000	103,155
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,431,662
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.13%, 9/1/2035	300,000	315,402
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 7.10%, 10/1/2039	165,000	168,995
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 6.85%, 10/1/2029	250,000	256,035
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	368,235
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	576,150
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,359,410
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.54%, 4/1/2030	250,000	258,093
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	309,550
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 7.64%, 7/1/2040	165,000	175,212
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	269,088

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	$150,000	$186,597
		5,984,332
Georgia 4.22%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	624,246
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,499,000	2,956,467
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,094,280
		5,674,993
Hawaii 0.39%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	517,909

Idaho 0.32%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	428,272

Illinois 3.76%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	157,291
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	335,733
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 12/1/2019 @ 100, 6.65%, 12/1/2029	840,000	859,673
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, (AGM) (OID), Callable 1/1/2020 @ 100, 7.13%, 1/1/2035	1,000,000	1,031,020
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.75%, 4/1/2030	250,000	260,445

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Illinois (cont.)
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.15%, 4/1/2041	$570,000	$594,841
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,808,460
		5,047,463
Indiana 1.75%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 8/1/2020 @ 100, 3.95%, 7/5/2029	1,000,000	1,014,400
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 8/1/2020 @ 100, 3.75%, 7/5/2028	1,000,000	1,012,230
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	300,000	317,268
		2,343,898
Kansas 0.30%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/1/2019 @ 100, 6.26%, 11/1/2028	390,000	398,927

Kentucky 0.52%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	250,000	261,783
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Callable 12/1/2021 @ 100, 5.37%, 11/1/2025	400,000	441,796
		703,579
Louisiana 0.26%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	340,000	349,105

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts 0.50%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	$175,000	$198,329
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	312,078
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 5/1/2019 @ 100, 6.57%, 5/1/2039	165,000	165,492
		675,899
Michigan 3.86%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	500,000	511,730
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	214,912
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 2/1/2023 @ 100, 4.13%, 11/1/2030	250,000	266,053
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	255,237
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	325,000	337,425
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	520,500
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,440,000	2,427,483
Milan Area Schools, School Improvements, General Obligation Unlimited, (OID), Callable 5/1/2019 @ 100, 7.10%, 5/1/2034	485,000	486,688
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	154,935
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,187
		5,180,150
Mississippi 0.62%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	832,994

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Missouri 3.41%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	$2,500,000	$3,364,950
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	258,617
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	275,000	282,824
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	673,916
		4,580,307
Nebraska 0.17%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	227,554

Nevada 2.61%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, (OID), Callable 9/1/2019 @ 100, 7.75%, 9/1/2029	100,000	102,127
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	1,590,000	2,345,123
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	392,562
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 6/1/2019 @ 100, 7.10%, 6/1/2039	425,000	428,158
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	220,000	225,056
		3,493,026
New Jersey 2.80%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	308,182

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.43%, 12/15/2035	$500,000	$516,855
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	516,725
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/1/2038	500,000	590,920
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,837,636
		3,770,318
New York 7.56%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	172,144
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/14/2028 @ 100, 5.21%, 10/1/2031	100,000	116,324
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	563,635
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	243,013
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	246,580
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	501,441
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	153,930
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	437,366
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	675,855
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	741,962
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	667,285

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 11/24/2034 @ 100, 5.47%, 5/1/2036	$815,000	$992,564
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.49%, 6/15/2042	200,000	208,906
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/2019 @ 100, 6.88%, 12/15/2034	500,000	511,870
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	250,000	258,505
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,221,977
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,075,910
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	185,436
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	192,489
		10,167,192
North Carolina 0.18%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	244,698

Ohio 2.94%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	747,740
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	652,305
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 2/15/2020 @ 100, 4.00%, 12/15/2032	200,000	206,600
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,248,880
Madison Local School District/Lake County, School Improvements, Build America Revenue Bonds, Callable 10/1/2020 @ 100, 5.70%, 4/1/2035	250,000	257,548
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	110,000	115,202

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio (cont.)
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	$500,000	$506,615
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), Callable 9/1/2019 @ 100, 5.65%, 9/1/2031	200,000	202,108
		3,936,998
Oklahoma 0.39%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/1/2019 @ 100, 6.80%, 12/1/2033	500,000	523,110

Oregon 0.19%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	259,227

Pennsylvania 2.39%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	695,510
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	760,234
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	500,515
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,244,150
		3,200,409
Rhode Island 0.03%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 4.46%, 10/1/2031	45,000	46,133

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
South Carolina 0.20%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	$250,000	$263,862

South Dakota 0.32%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	425,804

Tennessee 1.79%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, (GTD), Callable 6/1/2019 @ 100, 7.20%, 6/1/2044	500,000	503,555
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 7/1/2043	1,000,000	1,380,540
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.39%, 7/1/2028	500,000	515,035
		2,399,130
Texas 1.88%
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 2/15/2020 @ 100, 6.53%, 2/15/2040	750,000	772,478
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	252,595
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, Callable 6/15/2019 @ 100, 4.20%, 2/15/2034	1,000,000	1,025,040
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	350,202
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, 6.48%, 11/15/2034	110,000	117,072
		2,517,387

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Virgin Islands 1.56%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	$840,000	$943,622
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,161,150
		2,104,772
Virginia 4.32%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,995,000	5,806,157

Washington 1.70%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	304,785
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	282,422
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	738,636
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	645,200
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	307,192
		2,278,235

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
West Virginia 1.55%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	$2,075,000	$2,074,896

Total Municipal Bonds (Cost $84,736,518)		92,992,021

Total Investments — 100.25% (Cost $125,862,082)		134,643,436
Liabilities in Excess of Other Assets — (0.25)%		(339,484)
NET ASSETS - 100.00%		$134,303,952

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp. OID — Original Issue Discount

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED)

	Shares	Market Value
Common Stocks 28.17%

Communication Services 2.82%
Alphabet, Inc., Class C(a)	220	$258,128
AT&T, Inc.	4,114	129,015
Netflix, Inc.(a)	300	106,968
Verizon Communications, Inc.	3,420	202,225
		696,336
Consumer Discretionary 2.38%
Amazon.com, Inc.(a)	156	277,797
Lennar Corporation, Class A	3,600	176,724
Toll Brothers, Inc.	3,615	130,863
		585,384
Energy 12.14%
Andeavor Logistics LP	7,312	257,821
Cheniere Energy Partners LP	9,300	389,949
CNX Midstream Partners LP	16,825	255,908
Energy Transfer Equity LP	17,350	266,670
EnLink Midstream, LLC	17,756	226,922
Enterprise Products Partners LP	10,805	314,426
Exxon Mobil Corporation	2,095	169,276
Magellan Midstream Partners LP	2,725	165,217
MPLX LP	13,850	455,526
Targa Resources Corporation	3,805	158,098
USA Compression Partners LP	9,666	150,886
Viper Energy Partners, LP	5,440	180,390
		2,991,089
Financials 1.66%
Blackstone Group LP (The)	5,545	193,909
Blackstone Mortgage Trust, Inc., Class A	3,207	110,834
Starwood Property Trust, Inc.	4,595	102,698
		407,441

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Industrials 0.74%
Deere & Company	1,140	$182,218

Information Technology 3.08%
Apple, Inc.	970	184,251
NVIDIA Corporation	2,045	367,200
PayPal Holdings, Inc.(a)	2,000	207,680
		759,131
Real Estate Investment Trusts (REITs) 4.04%
Apple Hospitality REIT, Inc.	26,650	434,395
Chesapeake Lodging Trust	3,100	86,211
Sun Communities, Inc.	920	109,038
Terreno Realty Corporation	2,500	105,100
Welltower, Inc.	1,300	100,880
WP Carey, Inc.	2,055	160,968
		996,592
Utilities 1.31%
American Electric Power Company, Inc.	2,515	210,631
Consolidated Edison, Inc.	1,310	111,101
		321,732

Total Common Stocks (Cost $6,170,704)		6,939,923

Preferred Stocks 17.44%

Financials 6.99%
Bank of America Corporation, 6.00%	3,800	98,496
Bank of America Corporation, Series W, 6.63%	3,700	94,535
Capital One Financial Corporation, Series D, 6.70%	9,050	231,951
Carlyle Group LP (The), 5.88%	4,950	113,306
Citigroup, Inc., 6.88%	11,000	297,770
First Republic Bank, 5.70%	9,000	234,000

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Financials (cont.)
Hancock Holding Company, 5.95%	9,200	$240,764
KKR & Company LP, 6.50%	6,481	171,163
Torchmark Corporation, 6.13%	9,050	239,915
		1,721,900
Industrials 1.04%
Stanley Black & Decker 5.75%	10,000	256,000

Information Technology 1.07%
eBay, Inc., 6.00%	10,000	262,600

Real Estate Investment Trusts 5.91%
Digital Realty Trust, Inc., 7.38%	11,848	295,963
Equity Commonwealth, 6.50%	6,000	164,160
National Retail Properties, Inc., 5.20%	6,000	145,500
Public Storage, 5.05%	5,000	125,100
Public Storage, Series B, 5.40%	10,000	253,700
SL Green Realty Corporation, 6.50%	5,091	131,450
Taubman Centers, Inc., 6.50%	13,168	340,656
		1,456,529
Utilities 2.43%
Southern Company, 5.25%	10,000	250,900
Southern Company, 5.25%	14,000	348,880
		599,780

Total Preferred Stocks (Cost $4,208,872)		4,296,809

	Principal Amount
Corporate Bonds 3.91%
Ford Motor Company, 9.98%, 2/15/2047	$500,000	649,380
McLaren Health Care Corporation, 4.53%, 5/15/2038	290,000	313,199

Total Corporate Bonds (Cost $992,461)		962,579

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Municipal Bonds 47.69%

Arizona 2.89%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	$620,000	$712,250

California 4.56%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,124,616

Florida 4.30%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,058,950

Kansas 4.52%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,115,090

Michigan 4.34%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.42%, 11/1/2035	1,000,000	1,068,610

Nevada 0.60%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	147,492

New York 5.51%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	338,568
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	751,103
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	268,977
		1,358,648

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio 13.41%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	$100,000	$130,307
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,509,300
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 2/15/2050	1,000,000	1,662,070
		3,301,677
Pennsylvania 4.34%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,068,680

Tennessee 3.22%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	690,270
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	103,060
		793,330

Total Municipal Bonds (Cost $10,851,548)		11,749,343

U.S. Treasury Obligations 1.51%
U.S. Treasury Notes, 3.13%, 11/15/2028	350,000	371,321

Total Treasury Obligations (Cost $361,141)		371,321

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | MARCH 31, 2019 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 1.20%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.34%(b)	295,125	$295,125

Total Money Market Funds (Cost $295,125)		295,125

Total Investments — 99.92% (Cost $22,879,851)		24,615,100
Other Assets in Excess of Liabilities — 0.08%		19,421
NET ASSETS - 100.00%		$24,634,521

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2019.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of March 31, 2019, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost Basis of Investments
Real Estate Fund	$29,172,701	$(2,147,114)	$27,025,587	$62,767,571
Value Fund	40,527,628	(1,958,250)	38,569,378	59,688,108
Municipal Fund	2,489,360	(74,675)	2,414,685	67,044,524
Income Fund	11,416,599	(2,619,151)	8,797,448	125,845,988
Opportunity Fund	2,086,169	(347,571)	1,738,598	22,876,503

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2019, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$86,639,394	$-	$-	$86,639,394
Preferred Stocks*	2,971,319	-	-	2,971,319
Municipal Bonds	-	183,845	-	183,845
Total	$89,610,713	$183,845	$-	$89,794,558

Liabilities
Written Call Options	$(1,400)	$-	$-	$(1,400)
Total	$(1,400)	$-	$-	$(1,400)

Value Fund
Assets
Common Stocks*	$95,747,401	$-	$-	$95,747,401
Preferred Stocks*	2,422,176	-	-	2,422,176
Money Market Funds	87,920	-	-	87,920
Total	$98,257,497	$-	$-	$98,257,497

Liabilities
Written Call Options	$(10)	$-	$-	$(10)
Total	$(10)	$-	$-	$(10)

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$-	$69,459,209	$-	$69,459,209
Total	$-	$69,459,209	$-	$69,459,209

Income Fund
Assets
Common Stocks*	$12,796,346	$-	$-	$12,796,346
Preferred Stocks*	15,892,141	-	-	15,892,141
Collateralized Mortgage Obligations	-	177,605	-	177,605
Corporate Bonds	-	12,405,765	379,558	12,785,323
Municipal Bonds	-	92,992,021	-	92,992,021
Total	$28,688,487	$105,575,391	$379,558	$134,643,436

Opportunity Fund
Assets
Common Stocks*	$6,939,923	$-	$-	$6,939,923
Preferred Stocks*	4,296,809	-	-	4,296,809
Corporate Bonds	-	962,579	-	962,579
Municipal Bonds	-	11,749,343	-	11,749,343
U.S. Treasury Obligations	-	371,321	-	371,321
Money Market Funds	295,125	-	-	295,125
Total	$11,531,857	$13,083,243	$-	$24,615,100

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019

(UNAUDITED)

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2019	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	379,558	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2018	Change in unrealized appreciation (depreciation)	Balance as of March 31, 2019
Corporate Bonds	$351,597	$27,961	$379,558

Total	$351,597	$27,961	$379,558

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2019, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019

(UNAUDITED)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$420,413	$379,558
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,108,269	$2,019,653

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.